FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 1, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

(the “Fund” or “Registrant”)

Institutional Shares

Service Shares

1933 Act File No. 33-60411

1940 Act File No. 811-7309

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2012, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 21 on April 27, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross

Andrew P. Cross

Assistant Secretary